SCHEDULE OF FUTURE MINIMUM PAYMENTS (Details) - USD ($)	May 31, 2024	Nov. 30, 2023
Bank And Other Borrowings
Remaining year	$ 24,668,745
Year one	62,557,910	$ 66,926,565
Year two	5,869,569	10,024,958
Year three	1,022,214	928,270
Year four	1,012,815	910,055
Year five		973,990
Thereafter year four	6,738,873
Thereafter year five		7,065,375
Total	$ 101,870,126	$ 86,829,213